Income Taxes (Details) ¥ in Millions, $ in Millions	6 Months Ended			60 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2027 CNY (¥)	Dec. 31, 2025 USD ($)
Income Taxes [Line Items]
Income tax rate, percentage	16.50%	16.50%
Valuation allowance
Unrecognized uncertain tax positions
Interest and penalties
Hong Kong Subsidiaries [Member]
Income Taxes [Line Items]
Operating loss carrying forwards (in Dollars)	$ 2,226,122				3,192,715
PRC [Member]
Income Taxes [Line Items]
Enterprise income tax rate	25.00%	25.00%
PRC [Member] | Forecast [Member]
Income Taxes [Line Items]
Enterprise income tax rate				25.00%
Assessable profit before tax (in Yuan Renminbi) | ¥				¥ 3.0
Assessable profit before tax rate				20.00%
Singapore [Member]
Income Taxes [Line Items]
Flate rate, percentage	17.00%	17.00%
Operating loss carrying forwards (in Dollars)	$ 368,964
Hong Kong [Member]
Income Taxes [Line Items]
Applicable tax rate (in Dollars)		$ 2
Assessable profits percentage	8.25%	8.25%
Assessable profits (in Dollars)		$ 2
Income tax rate, percentage	16.50%	16.50%
China [Member]
Income Taxes [Line Items]
Operating loss carrying forwards (in Dollars)	$ 1,138,362				$ 624,660